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November 3, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:  ESC Strategic Funds, Inc. (the "Corporation")
     File Nos: 33-72190/811-8166

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Corporation pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive form of the Prospectus and the Statement of Additional Information, each dated July 29, 1997 (as supplemented October 30, 1997), which would have been filed by the Corporation pursuant to Rule 497(c) of the Act, do not differ from those contained in the Post Effective Amendment #9 to the Corporation's registration statement which was filed electronically pursuant to Rule 485(b) of the Act on October 30, 1997.

Please contact the undersigned at (614) 470-8619 or, in my absence, Jeanette Peplowski at (614) 470-8069 with any questions. Thank you.

Very truly yours,

ELLEN STOUTAMIRE

Ellen Stoutamire
Secretary
ESC Strategic Funds, Inc.

cc:   Curtis Barnes
      Olivia Adler, Esq.
      Jeanette Peplowski